Share-Based Compensation - Schedule of the Assumptions used to Estimate the Fair Value of the Options (Details)	12 Months Ended
Dec. 31, 2023 ¥ / shares
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Risk-free interest rate	4.00%
Expected volatility	94.50%
Suboptimal exercise factor	2.5
Fair value per ordinary share (in Yuan Renminbi per share)	¥ 0.145
Expected dividend yield
Post-vesting forfeiture rate